Inventories (Tables)	3 Months Ended
Mar. 31, 2022
Inventories.
Schedule of components of inventories

	December 31, 2021	March 31, 2022
	EUR k	EUR k
Raw materials	56,159	26,116
Finished goods	—	—
Total	56,159	26,116